Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024		Dec. 31, 2023
Income Statement [Abstract]
Revenues		$ 1,205	$ 509,589		$ 152,430
Cost of revenues		277	763		302,037
Gross (loss) profit		928	508,826		(149,607)
Operating expenses
Selling, general and administrative expenses	615,371	738,486	2,261,336		5,368,278
Research and development expenses	28,861	69,066	179,272		1,062,916
Stock-based compensation	48,773	2,031,631	2,773,460		185,933
Total operating expenses	693,005	2,839,183	5,214,068		6,617,127
Loss from operations	(693,005)	(2,838,255)	(4,705,242)		(6,766,734)
Other income (expense)
Interest income	19,071	4,049	87,358		185,481
Interest expense	(222,967)	(181,676)	(825,899)		(1,313,671)
Operating sublease income	12,000	8,000	48,478		65,900
Gain (loss) on foreign exchange changes	(9,912)	60,730	(25,135)		22,690
Loss on investment in equity securities	(50,877)		(339,171)		(221,888)
Write off unclaimed accrued liabilities			255,592
Other income (expenses)	1,500	19,485	134,443		3,384
Total other income (expenses)	(251,185)	(89,412)	(664,334)		(1,258,104)
Loss before provision income tax	(944,190)	(2,927,667)	(5,369,576)		(8,024,838)
Provision for income tax expense			(110,539)		256,006
Net loss	(944,190)	(2,927,667)	(5,259,037)		(8,280,844)
Net loss attributable to noncontrolling interests	(102,115)	(93,468)	(356,159)		(492,794)
Net loss attributed to ABVC and subsidiaries	(842,075)	(2,834,199)	(4,902,878)		(7,788,050)
Foreign currency translation adjustment	(1,493)	(48,236)	(70,722)		(741)
Comprehensive loss	$ (843,568)	$ (2,882,435)	$ (4,973,600)		$ (7,788,791)
Net loss per share:
Net loss per share, Basic (in Dollars per share)	$ (0.06)	$ (0.29)	$ (0.42)		$ (1.8)
Net loss per share, Diluted (in Dollars per share)	$ (0.06)	$ (0.29)	$ (0.42)		$ (1.8)
Weighted average number of common shares outstanding (1):
Weighted average number of common shares outstanding, Basic (in Shares)	14,968,232	9,736,150	11,673,980	[1]	4,335,650	[1]
Weighted average number of common shares outstanding, Diluted (in Shares)	14,968,232	9,736,150	11,673,980	[1]	4,335,650	[1]

[1]	Prior period results have been adjusted to reflect the 1-for-10 reverse stock split effected on July 25, 2023.